UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Teleos Management, L.L.C.
           --------------------------------------------------
Address:   55 Railroad Avenue, 2nd Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28- 7608
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Gressel
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     203-629-6565
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /S/ Daniel Gressel            Greenwich, Connecticut       5/13/99
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            54
                                               -------------

Form 13F Information Table Value Total:            $78,155
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE
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

                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
AT&T CORP                         CALLS          0019570DP   2,394    30,000  SH  CALL SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
ADVANTA CORP                      COM            007942204   1,073   120,100  SH       SOLE                120,100
-----------------------------------------------------------------------------------------------------------------------------------
AERIAL COMMUNICATIONS INC         COM            007655103   1,481   191,100  SH       SOLE                191,100
-----------------------------------------------------------------------------------------------------------------------------------
ALPINE GROUP INC                  COM            020825105   3,840   379,300  SH       SOLE                379,300
-----------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE INC                PUTS           02364JEPA   3,307    22,500  SH  PUT  SOLE                 22,500
-----------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE INC                PUTS           02364JEPT   1,470    10,000  SH  PUT  SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN PWR CONVERSION CORP      CALLS          0290660EF   1,350    50,000  SH  CALL SOLE                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
ANCHOR GAMING INC                 CALLS          0330370DI   1,312    30,000  SH  CALL SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
ASCENT ENTMT GROUP INC            COM            043628106   1,859   170,000  SH       SOLE                170,000
-----------------------------------------------------------------------------------------------------------------------------------
ASSOCIATED GROUP INC              CL B           045651205   2,910    60,000  SH       SOLE                 60,000
-----------------------------------------------------------------------------------------------------------------------------------
BE AEROSPACE INC                  COM            073302101     737    50,000  SH       SOLE                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
BROWN TOM INC                     COM NEW        115660201   1,309   108,000  SH       SOLE                108,000
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA COASTAL COMNTYS INC    COM            129915104     114    17,600  SH       SOLE                 17,600
-----------------------------------------------------------------------------------------------------------------------------------
CASH AMER INTL INC                COM            14754D100  13,838 1,074,800  SH       SOLE              1,074,800
-----------------------------------------------------------------------------------------------------------------------------------
CBS CORP                          CALLS          12490KEDG   1,020    25,000  SH  CALL SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
CBS CORPORATION                   CALLS          12490KEDH     408    10,000  SH  CALL SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
CITIZENS UTILS CO DEL             CL B           177342201   1,550   200,000  SH       SOLE                200,000
-----------------------------------------------------------------------------------------------------------------------------------
CRESCENT OPER INC                 COM            22575M100      54    15,000  SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
CRW FINL INC                      COM            126276104   1,400   243,600  SH       SOLE                243,600
-----------------------------------------------------------------------------------------------------------------------------------
ETHYL CORP                        COM            297659104     911   214,400  SH       SOLE                214,400
-----------------------------------------------------------------------------------------------------------------------------------
EXCALIBUR TECHNOLOGIES CORP       COM NEW        300651205     326    25,000  SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GOLD    CL B           35671D857   1,631   150,000  SH       SOLE                150,000
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GOLD    CALLS          35671DTEB     222    20,500  SH  CALL SOLE                 20,500
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                   PUTS           3696040RQ   1,659    15,000  SH  PUT  SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
GULF CDA RES LTD                  COM            40218L305     774   288,100  SH       SOLE                288,100
-----------------------------------------------------------------------------------------------------------------------------------
HANAGER ORTHOPEDIC GROUP INC      COM NEW        41043F208     337    25,000  SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
I 2 TECHNOLOGIES INC              COM            465754109     531    20,000  SH       SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
ICG COMMUNICATIONS INC            COM            449246107     700    35,000  SH       SOLE                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
JOHNS MANVILLE CORP               CALLS          4781290EW     517    30,000  SH  CALL SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
KULICKE & SOFFA INDS INC          COM            501242101   1,515    60,000  SH       SOLE                 60,000
-----------------------------------------------------------------------------------------------------------------------------------
LATTICE SEMICONDUCTOR CORP        COM            518415104     478    10,500  SH       SOLE                 10,500
-----------------------------------------------------------------------------------------------------------------------------------
MARINER POST-ACUTE NETWORK INC    COM            568459101     164    75,000  SH       SOLE                 75,000
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL RES INC                   COM            58461Q409     488   229,997  SH       SOLE                229,997
-----------------------------------------------------------------------------------------------------------------------------------
NEWS CORP LTD                     ADR NEW        652487703     295    10,000  SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
NOEL GROUP INC                    COM            655260107     115   115,500  SH       SOLE                115,500
-----------------------------------------------------------------------------------------------------------------------------------
PRICESMART INC                    COM            741511109     456    23,700  SH       SOLE                 23,700
-----------------------------------------------------------------------------------------------------------------------------------
PROTEIN DESIGN LABS INC           COM            74369L103   1,506   100,000  SH       SOLE                100,000
-----------------------------------------------------------------------------------------------------------------------------------
REPUBLIC N Y CORP                 COM            760719104   1,383    30,000  SH       SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY                CALLS          811804SDJ   1,182    40,000  SH       SOLE                 40,000
-----------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO                COM            812387108   1,355    30,000  SH       SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
SILICON GRAPHICS INC              COM            827056102   3,660   221,000  SH       SOLE                221,000
-----------------------------------------------------------------------------------------------------------------------------------
SOLUTIA INC                       COM            834376105   1,216   700,000  SH       SOLE                700,000
-----------------------------------------------------------------------------------------------------------------------------------
SOLUTIA INC                       CALLS          8343760DO   1,042    60,000  SH  CALL SOLE                 60,000
-----------------------------------------------------------------------------------------------------------------------------------
SUPERIOR TELECOM INC              COM            868365107     226    12,000  SH       SOLE                 12,000
-----------------------------------------------------------------------------------------------------------------------------------
SUPERIOR TELECOM INC              CALL           868365907     188    10,000  SH  CALL SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
T-HQ INC                          COM            872443403   1,018    50,000  SH       SOLE                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
TELEGLOBE INC                     CALLS          87941V100   1,212    40,000  SH       SOLE                 40,000
-----------------------------------------------------------------------------------------------------------------------------------
TELEGLOBE INC                     CALLS          87941VODP   1,060    35,000  SH  CALL SOLE                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
TRAVEL SERVICES INTL INC          COM            894169101     892    85,000  SH       SOLE                 85,000
-----------------------------------------------------------------------------------------------------------------------------------
UNIQUE CASUAL RESTAURANTS INC     COM            90915K100     994   204,100  SH       SOLE                204,100
-----------------------------------------------------------------------------------------------------------------------------------
VERITAS DGC INC                   COM            92343P107     783    55,000  SH       SOLE                 55,000
-----------------------------------------------------------------------------------------------------------------------------------
WACKENHUT CORP                    COM            929794303   1,696    99,800  SH       SOLE                 99,800
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL              COM            969457100   5,806   147,000  SH       SOLE                147,000
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL              CALLS          9694571AG     395    10,000  SH  CALL SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------